Summary of Significant Accounting Policies - Schedule Of Movement Of Deferred Guarantee Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue Remaining Performance Obligation Changes [Line Items]
Opening balance	¥ 1,805,164
Ending balance	1,882,036	$ 265,079	¥ 1,805,164
Deferred Guarantee Income [Member]
Revenue Remaining Performance Obligation Changes [Line Items]
Opening balance	1,805,164		1,089,503	¥ 1,259,396
Newly undertaken quality assurance obligations	4,555,867		3,780,101	2,423,619
Release of quality assurance obligations upon repayment	(4,478,995)		(3,064,440)	(2,593,512)
Ending balance	¥ 1,882,036		¥ 1,805,164	¥ 1,089,503